UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-08059

Cohen & Steers Global Realty Shares, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2018

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

		Shares	Value
COMMON STOCK	98.5%
AUSTRALIA	5.1%
REAL ESTATE
DIVERSIFIED	3.7%
BGP Holdings PLC (EUR)(a),(b)		11,893,063	$0
Charter Hall Group		2,748,943	14,227,445
Dexus Property Group		1,648,403	12,582,747
GPT Group		5,304,459	19,976,848

			46,787,040

INDUSTRIALS	1.4%
Goodman Group		2,298,660	17,214,033

TOTAL AUSTRALIA			64,001,073

AUSTRIA	0.5%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		180,570	6,453,054

BELGIUM	0.3%
REAL ESTATE—RESIDENTIAL
Aedifica SA		41,867	3,776,974

BRAZIL	0.8%
REAL ESTATE—RETAIL
BR Malls Participacoes SAc		2,216,963	5,280,902
Iguatemi Empresa de Shopping Centers SA		676,758	5,203,188

TOTAL BRAZIL			10,484,090

CANADA	3.4%
REAL ESTATE
OFFICE	1.4%
Allied Properties REIT		547,324	18,263,202

RESIDENTIAL	2.0%
Boardwalk REIT		640,316	24,871,020

TOTAL CANADA			43,134,222

CHINA	0.7%
REAL ESTATE—DIVERSIFIED
Longfor Group Holdings Ltd. (HKD)		3,547,500	9,153,845

FRANCE	2.2%
REAL ESTATE
DIVERSIFIED	1.0%
Fonciere des Regions		124,712	12,995,524

		Shares	Value
OFFICE	0.9%
Gecina SA		65,949	$11,010,783

RETAIL	0.3%
Klepierre SA		108,627	3,850,487

TOTAL FRANCE			27,856,794

GERMANY	4.4%
REAL ESTATE
OFFICE	0.5%
Alstria Office REIT AG		421,596	6,255,736

RESIDENTIAL	3.9%
ADO Properties SA, 144A(c)		183,355	10,984,836
Deutsche Wohnen AG		815,288	39,113,120

			50,097,956

TOTAL GERMANY			56,353,692

HONG KONG	9.0%
REAL ESTATE
DIVERSIFIED	6.9%
China Resources Land Ltd.		2,212,000	7,742,219
CK Asset Holdings Ltd.		4,481,500	33,632,646
Hang Lung Properties Ltd.		4,982,000	9,736,994
New World Development Co., Ltd.		14,550,000	19,850,160
Sun Hung Kai Properties Ltd.		100,520	1,463,818
Swire Properties Ltd.		3,905,400	14,791,765

			87,217,602

RETAIL	2.1%
Link REIT		2,778,500	27,347,197

TOTAL HONG KONG			114,564,799

JAPAN	11.6%
REAL ESTATE
DIVERSIFIED	10.4%
Activia Properties, Inc.		2,651	11,479,423
Invincible Investment Corp.		21,524	8,998,328
Mitsubishi Estate Co., Ltd.		667,300	11,346,801
Mitsui Fudosan Co., Ltd.		993,721	23,518,005
Nomura Real Estate Holdings, Inc.		576,300	11,635,559
Orix JREIT, Inc.		11,057	17,263,790
Sumitomo Realty & Development Co., Ltd.		728,000	26,141,876

		Shares	Value
Tokyo Tatemono Co., Ltd.		1,803,384	$21,998,682

			132,382,464

INDUSTRIALS	0.2%
Nippon Prologis REIT, Inc.		1,036	2,050,664

OFFICE	1.0%
Nippon Building Fund, Inc.		2,224	12,860,130

TOTAL JAPAN			147,293,258

NORWAY	1.0%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)		845,127	12,149,269

SINGAPORE	0.5%
REAL ESTATE—DIVERSIFIED
CapitaLand Ltd.		2,529,600	6,235,874

SPAIN	2.8%
REAL ESTATE
DIVERSIFIED	1.3%
Merlin Properties Socimi SA		1,225,800	16,630,275

OFFICE	1.2%
Inmobiliaria Colonial Socimi SA		1,459,014	15,161,200

RESIDENTIAL	0.3%
Aedas Homes SAU, 144A(c)		108,823	3,439,220

TOTAL SPAIN			35,230,695

SWEDEN	0.9%
REAL ESTATE
DIVERSIFIED	0.7%
Castellum AB		522,529	9,354,183

RETAIL	0.2%
Catena AB		110,127	2,465,881

TOTAL SWEDEN			11,820,064

UNITED KINGDOM	4.6%
REAL ESTATE
DIVERSIFIED	0.6%
LondonMetric Property PLC		3,161,669	7,326,996

HEALTH CARE	0.7%
Assura PLC		12,670,232	8,934,282

INDUSTRIALS	1.2%
Segro PLC		1,889,743	15,709,598

		Shares	Value
OFFICE	0.3%
Workspace Group PLC		259,797	$3,325,244

RESIDENTIAL	0.7%
UNITE Group PLC		707,801	8,238,354

SELF STORAGE	1.1%
Big Yellow Group PLC		599,359	7,171,459
Safestore Holdings PLC		1,055,152	7,165,237

			14,336,696

TOTAL UNITED KINGDOM			57,871,170

UNITED STATES	50.7%
COMMUNICATIONS—TOWERS	0.8%
Crown Castle International Corp.		88,246	9,824,427

REAL ESTATE	49.9%
DATA CENTERS	3.9%
CyrusOne, Inc.		244,641	15,510,239
Digital Realty Trust, Inc.		305,739	34,389,523

			49,899,762

HEALTH CARE	5.3%
Sabra Health Care REIT, Inc.		839,289	19,404,362
Welltower, Inc.		733,076	47,151,448

			66,555,810

HOTEL	3.5%
Host Hotels & Resorts, Inc.		886,806	18,711,607
Pebblebrook Hotel Trust		425,630	15,480,163
Sunstone Hotel Investors, Inc.		623,593	10,201,981

			44,393,751

INDUSTRIALS	4.5%
Americold Realty Trust		366,410	9,167,578
Prologis, Inc.		715,541	48,506,525

			57,674,103

NET LEASE	2.8%
Agree Realty Corp.		143,833	7,640,409
VEREIT, Inc.		2,130,737	15,469,151
VICI Properties, Inc.		578,923	12,516,315

			35,625,875

		Shares	Value
OFFICE	4.3%
Corporate Office Properties Trust		280,658	$8,372,028
Empire State Realty Trust, Inc., Class A		361,609	6,006,326
Kilroy Realty Corp.		298,171	21,375,879
Vornado Realty Trust		257,721	18,813,633

			54,567,866

RESIDENTIAL	13.8%
APARTMENT	9.0%
Apartment Investment & Management Co., Class A		396,902	17,515,285
Essex Property Trust, Inc.		145,345	35,858,065
UDR, Inc.		1,501,721	60,714,580

			114,087,930

MANUFACTURED HOME	2.9%
Equity Lifestyle Properties		172,136	16,602,517
Sun Communities, Inc.		192,668	19,563,509

			36,166,026

SINGLE FAMILY	1.9%
Invitation Homes, Inc.		1,069,122	24,493,585

TOTAL RESIDENTIAL	3.2%		174,747,541

SELF STORAGE
Extra Space Storage, Inc.		288,085	24,959,684
Life Storage, Inc.		157,536	14,991,126

			39,950,810

SHOPPING CENTERS	8.6%
COMMUNITY CENTER	4.3%
Brixmor Property Group, Inc.		411,586	7,206,871
DDR Corp.		480,222	6,430,172
Regency Centers Corp.		351,852	22,754,269
Weingarten Realty Investors		597,851	17,792,046

			54,183,358

FREE STANDING	1.5%
Realty Income Corp.		326,905	18,597,625

REGIONAL MALL	2.8%
Simon Property Group, Inc.		154,228	27,259,799

		Shares	Value
Taubman Centers		149,525	$8,946,081

			36,205,880

TOTAL SHOPPING CENTERS			108,986,863

TOTAL REAL ESTATE			632,402,381

TOTAL UNITED STATES			642,226,808

TOTAL COMMON STOCK (Identified cost—$1,134,028,906)			1,248,605,681

SHORT-TERM INVESTMENTS	2.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(d)		28,203,046	28,203,046

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$28,203,046)			28,203,046

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,162,231,952)	100.7%		1,276,808,727
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)		(8,738,382)

NET ASSETS	100.0%		$1,268,070,345

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $26,573,325 or 2.1% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Schedule of Investments

September 30, 2018 (Unaudited) (continued)

Sector Summary	% of Net Assets
Diversified	26.4
Residential	21.0
Office	10.5
Shopping Centers	8.6
Industrials	7.3
Health Care	6.0
Self Storage	4.3
Data Centers	3.9
Hotel	3.5
Retail	3.4
Net Lease	2.8
Other	1.5
Towers	0.8

100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$64,001,073	$64,001,073	$—	$—	(a)
Other Countries	1,184,604,608	1,184,604,608	—	—
Short-Term Investments	28,203,046	—	28,203,046	—

Total Investments in Securities(b)	$1,276,808,727	$1,248,605,681	$28,203,046	$—

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: November 21, 2018